Risks and uncertainties	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Risk and Uncertainty [Line Items]
Risks and uncertainties	Risks and uncertaintiesInvestment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.